Commitments	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Commitments

NOTE 22. COMMITMENTS

Operating Lease Commitments

The Corporation has commitments under various operating lease agreements, primarily for vehicles and office space. Terms of the office leases run for a period of one to 10 years while the vehicle leases are typically for terms of between three and four years. Expected non-cancellable operating lease payments are as follows:

	2018	2017
Less than one year	$13,496	$12,248
Between one and five years	36,639	27,445
Later than five years	17,797	21,909
	$67,932	$61,602

Certain leased properties were sublet by the Corporation.

The following amounts were recognized as expenses in respect of operating leases in the consolidated statements of loss:

	2018	2017
Operating leases	$17,187	$16,311
Sub-lease recoveries	(540)	(441)
	$16,647	$15,870

Capital Commitments

At December 31, 2018, the Corporation had commitments to purchase property, plant and equipment totaling $179.8 million (2017 – $132.9 million). Payments of $88.0 million for these commitments are expected to be made in 2019, $73.6 million in 2020 and $18.2 million in 2021.